Short and long-term documents: Summary of integration of the debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-term debt:
Principal amortization	$ (200,535)		$ (222,568)		$ (220,961)
Long	8,404,199		9,891,961
Fair value	3,402,199		4,836,530
Senior secured notes due on March 22, 2035
Long-term debt:
Credit line	8,983,824		10,549,929			$ 600,000	$ 600,000
Interest	(35,042)	$ (2,071)	(58,185)	$ (2,988)
Principal amortization	(200,535)		(222,568)
Short	344,048		377,215
Long	8,404,199		9,891,961
Fair value	9,027,415		9,188,411
Bond One
Long-term debt:
Credit line	5,553,784		6,602,407			400,000	400,000
Interest	(35,047)	(4,804)	(58,185)	(255)
Principal amortization	(200,535)		(222,568)
Short	297,803		323,993
Long	5,020,399		5,997,661
Fair value	5,702,759		6,039,845
Bond Two
Long-term debt:
Credit line	3,430,040		3,947,522			$ 200,000	$ 200,000
Interest	(5)	$ (2,733)		$ (2,733)
Short	46,245		53,222
Long	3,383,800		3,894,300
Fair value	$ 3,324,656		$ 3,148,566